Right of Use Assets and Lease Obligations (Tables)	12 Months Ended
Oct. 31, 2022
Right of Use Assets and Lease Obligations
Summary of right of use assets

Right of use assets
$
Balance at October 31, 2021	27,985
Net additions	10,974
Depreciation expense for the period	(8,440)
Balance at October 31, 2022	30,519

Summary of lease liabilities

Lease Liabilities
$
Balance at October 31, 2021	29,773
Net additions	11,442
Cash outflows in the year	(9,831)
Interest expense for the year ended	2,384
Balance at October 31, 2022	33,768
Current	(7,629)
Non-current	26,139